May 6, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Trust”), on behalf of:
Lifestyle Aggressive Portfolio,
Lifestyle Balanced Portfolio,
Lifestyle Growth Portfolio,
Lifestyle Moderate Portfolio, and
Lifestyle Conservative Portfolio (collectively, the “Funds”)
File Nos. 333-126293; 811-21779

Dear Sir/Madam:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the forms of prospectus and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information dated May 1, 2016, contained in Post-Effective Amendment No. 167 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 169 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on April 27, 2016 via EDGAR, accession number 0001133228-16-009273.

If you have any questions or comments, please call me at 617-261-3240.

Sincerely,

/s/ George P. Attisano

George P. Attisano

K&L Gates LLP

Cc: Thomas Dee,

Assistant Secretary of the Trust